Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Infocomm Asia Holdings Pte Ltd
Divestitures [Line Items]
The fair value of consideration received and receivable, net of any transaction costs, plus			$ 3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation
Aggregate of Consideration Receivable and Retained Noncontrolling Investment			3,000
The carrying amount (credit balance) of IAHGames at the date of deconsolidation			(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale			17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	8,379	(14,351)	(217)
Total			2,789
Deferred gain on deconsolidation of IAH			$ 211	$ 211